Pension, Savings, And Other Employee Benefits (Schedule Of Expected Benefit Payment)(Details)	Dec. 31, 2015 USD ($)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 32,341,000
2017	34,462,000
2018	36,622,000
2019	38,690,000
2020	41,122,000
2021 - 2025	230,231,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	1,405,000
2017	1,448,000
2018	1,497,000
2019	1,549,000
2020	1,607,000
2021 - 2025	$ 8,964,000